Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 9,464	€ 4,431	€ 1,458
Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	140,551	258,756
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,951	842
Fair value of financial liabilities	84,416	83,889
Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,617	3,133
Fair value of financial liabilities	3,229	3,229
Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	148,119	262,731
Carrying value of Assets at fair value through profit and loss	141,034	258,756
Financial liabilities	85,214	87,118
Aggregate nominal amount	85,214	87,118
Carrying value debt at amortized cost	3,951	842
Financial assets measured at fair value through other comprehensive income	3,133	3,133
Equity investments [member] | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133	3,133
Equity investments [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	3,133	3,133
Financial assets measured at fair value through other comprehensive income	3,133	3,133
Loans to consumers [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	428	388
Loans to consumers [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	428	388
Deposits And Guarantees [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Carrying value debt at amortized cost	335	397
Trade receivables [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,188	57
Fair value of financial liabilities	8,613	12,304
Trade receivables [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	3,188	57
Financial liabilities	8,613	12,304
Aggregate nominal amount	8,613	12,304
Carrying value debt at amortized cost	3,188	57
Cash And Cash Equivalents [Member] | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	136,001	258,756
Cash And Cash Equivalents [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	136,001	258,756
Carrying value of Assets at fair value through profit and loss	136,001	258,756
Conditional Advances [Member] | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	3,229	3,229
Conditional Advances [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	3,229	3,229
Aggregate nominal amount	3,229	3,229
Carrying value debt at amortized cost	428	388
Convertible Loans [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	52,708	48,097
Convertible Loans [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	50,276	48,097
Aggregate nominal amount	50,276	48,097
Bank Loans [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	15,196	15,824
Bank Loans [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	15,196	15,824
Aggregate nominal amount	15,196	15,824
Obligations Under Finance Leases [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	6,559	7,069
Obligations Under Finance Leases [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	6,559	7,069
Aggregate nominal amount	6,559	7,069
Accrued Interests [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	14	16
Accrued Interests [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	14	16
Aggregate nominal amount	14	16
Other Payables [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	1,325	579
Other Payables [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	1,325	579
Aggregate nominal amount	1,325	579
Other investments | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	483
Other investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets		483
Carrying value of Assets at fair value through profit and loss		483
Financial investments | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	4,550
Financial investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets		4,550
Carrying value of Assets at fair value through profit and loss		4,550
Contingent liability for guarantees [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	335	397
Contingent liability for guarantees [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 335	€ 397